Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Carrying Value and Estimated Fair Value of Other Long-term Debt Instruments

The following table presents the carrying value and estimated fair value of our other long-term debt instruments:

	December 31,
	2013		2012
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
	(in thousands)
2015 Senior Unsecured Bonds	$300,000	$313,500	$300,000	$308,850
2017 Senior Secured Bonds	497,892	540,000	497,458	512,500
2020 Senior Secured Notes	750,000	756,563	—	—
2018 Senior Secured Term Loan B	742,945	758,910	—	—

Carrying Value and Estimated Fair Value of Financial Instruments Recognized at Fair Value on Recurring Basis

The following table presents the carrying value and estimated fair value of our financial instruments recognized at fair value on a recurring basis:

	December 31, 2013
		Fair Value Measurements Using
	Carrying Value	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Interest rate swaps	$9,726	—	$9,726	—
Liabilities:
Interest rate swaps	$(4,984)	—	$(4,984)	—

	December 31, 2012
		Fair Value Measurements Using
	Carrying Value	Level 1	Level 2	Level 3
	(in thousands)
Liabilities:
Interest rate swaps	$(47,006)	—	$(47,006)	—